American Century Variable Portfolios II, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

VP INFLATION PROTECTION FUND

Supplement dated March 15, 2007 * Statement of Additional Information dated May
1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS".

WILLIAM M. LYONS RESIGNED AS DIRECTOR AND OFFICER EFFECTIVE FEBRUARY 28, 2007.
ALL REFERENCES TO HIM IN THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE
DELETED.

EFFECTIVE MAY 14, 2006, ANTONIO CANOVA RESIGNED FROM THE BOARD OF DIRECTORS.

THE FOLLOWING ENTRIES REPLACE THE LISTINGS IN THE Management TABLE. THE ENTRY
FOR CHARLES C.S. PARK ON PAGE 26 IS DELETED.

Interested Directors
--------------------------------------------------------------------------------
Jonathan Thomas, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Advisory Board Member, President
First Year of Service: 2007
Principal Occupation(s) During Past 5 Years: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)
Number of Portfolios in Fund Complex Overseen by Director: 109
Other Directorships Held by Director: None

Officers
--------------------------------------------------------------------------------
Jon Zindel, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1967
Position(s) Held with Funds: Tax Officer
First Year of Service: 1997
Principal Occupation(s) During Past 5 Years: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

Maryanne Roepke, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1956
Position(s) Held with Funds: Chief Compliance Officer and Senior Vice President
First Year of Service: 2000
Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice President,
ACS

THE FOLLOWING REPLACES THE Other Accounts Managed TABLE ON PAGE 37.

(OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2005)
                                                                                              OTHER ACCOUNTS
                                                                    OTHER POOLED              (E.G., SEPARATE
                                       REGISTERED INVESTMENT        INVESTMENT VEHICLES       ACCOUNTS AND
                                       COMPANIES (E.G., OTHER       (E.G., COMMINGLED         CORPORATE ACCOUNTS,
                                       AMERICAN CENTURY FUNDS       TRUSTS AND                INCLUDING INCUBATION
                                       AND AMERICAN CENTURY -       529 EDUCATION             STRATEGIES AND
                                       SUBADVISED FUNDS)            SAVINGS PLANS)            CORPORATE MONEY)
----------------------------------------------------------------------------------------------------------------------
VP INFLATION PROTECTION
----------------------------------------------------------------------------------------------------------------------
Robert           Number of Other       15                           1                         2
Gahagan(1)       Accounts Managed
----------------------------------------------------------------------------------------------------------------------
                 Assets in Other       $6,866,561,374               $1,822,416,920            $38,246,010
                 Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Jeremy           Number of Other       6                            0                         0
Fletcher         Accounts Managed
----------------------------------------------------------------------------------------------------------------------
                 Assets in Other       $2,223,187,527               N/A                       N/A
                 Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Alejandro        Number of Other       9                            0                         2
Aguilar(1)       Accounts Managed
----------------------------------------------------------------------------------------------------------------------
                 Assets in Other       $4,666,433,628               N/A                       $38,246,010
                 Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Dan              Number of Other       9                            0                         2
Shiffman(1)      Accounts Managed
----------------------------------------------------------------------------------------------------------------------
                 Assets in Other       $4,666,433,628               N/A                       $38,246,010
                 Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Seth B.          Number of Other       6                            0                         0
Plunkett (2)     Accounts Managed
----------------------------------------------------------------------------------------------------------------------
                 Assets in Other       $2,084,634,172               N/A                       N/A
                 Accounts Managed
----------------------------------------------------------------------------------------------------------------------

(1)  INFORMATION IS PROVIDED AS OF JUNE 15, 2006.

(2)  MR. PLUNKETT BECAME A PORTFOLIO MANAGER ON MARCH 1, 2007. INFORMATION
     IS PROVIDED AS OF MARCH 1, 2007.

THE FOLLOWING ARE ADDED AS THE SECOND AND THIRD SENTENCES IN THE SECTION
Ownership of Securities ON PAGE 39.

As of June 15, 2006, Robert Gahagan, Alejandro Aguilar and Dan Shiffman
beneficially owned no shares of the fund. As of March 1, 2007, Seth B. Plunkett beneficially owned no shares of the fund.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53828 0703